Note 15 - Commitments and Contingencies - Remaining Minimum Annual Rental Payments (Details)	Dec. 31, 2017 USD ($)
Statement Line Items [Line Items]
Remaining minimum annual rental payments	$ 491,468
Not later than one year [member]
Statement Line Items [Line Items]
Remaining minimum annual rental payments	411,349
Later than one year and not later than three years [member]
Statement Line Items [Line Items]
Remaining minimum annual rental payments	$ 80,119